UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 to June 30, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2021

Voya Investors Trust
■  VY® BlackRock Inflation Protected Bond Portfolio
              Classes ADV, I and S

Voya Variable Insurance Trust
■  VY® BrandywineGLOBAL — Bond Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.[X_CGS]

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Global Economy Still on Road to Recovery

Dear Shareholder,

The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we’re likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.

While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it’s always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.

Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 22, 2021

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2021*
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,010.90	1.20%	$5.98	$1,000.00	$1,018.84	1.20%	$6.01
Class I	1,000.00	1,015.30	0.60	3.00	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,013.20	0.85	4.24	1,000.00	1,020.58	0.85	4.26
VY® BrandywineGLOBAL — Bond Portfolio
	$1,000.00	$1,013.30	0.58%	$2.90	$1,000.00	$1,021.92	0.58%	$2.91

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
ASSETS:
Investments in securities at fair value*	$286,862,935	$338,226,951
Short-term investments at fair value†	11,543,604	6,625,018
Cash	868	1,200
Cash collateral for futures contracts	—	1,712,811
Cash pledged for centrally cleared swaps (Note 2)	4,162,490	—
Cash pledged as collateral for OTC derivatives (Note 2)	140,000	—
Foreign currencies at value‡	31,759	—
Receivables:
Investment securities and currencies sold	2,332,799	—
Fund shares sold	287,203	1,023,173
Dividends	86	357
Interest	974,997	1,285,960
Unrealized appreciation on forward foreign currency contracts	453,229	—
Unrealized appreciation on OTC swap agreements	938,932	—
Prepaid expenses	82	87
Other assets	19,642	6,343
Total assets	307,748,626	348,881,900
LIABILITIES:
Payable for investment securities and currencies purchased	4,332,189	—
Payable for fund shares redeemed	22,664	49,609
Unrealized depreciation on forward foreign currency contracts	143,906	—
Variation margin payable on centrally cleared swaps	20,044	—
Variation margin payable on futures contracts	83,884	872,970
Cash received as collateral for OTC derivatives (Note 2)	1,080,000	—
Payable for investment management fees	121,244	152,475
Payable for distribution and shareholder service fees	55,658	—
Payable to trustees under the deferred compensation plan (Note 6)	19,642	6,343
Payable for trustee fees	1,493	1,649
Other accrued expenses and liabilities	88,621	113,224
Written options, at fair valueˆ	1,053,622	—
Total liabilities	7,022,967	1,196,270
NET ASSETS	$300,725,659	$347,685,630
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$344,310,008	$297,875,021
Total distributable earnings (loss)	(43,584,349)	49,810,609
NET ASSETS	$300,725,659	$347,685,630

* Cost of investments in securities	$269,579,291	$329,703,678
† Cost of short-term investments	$11,543,604	$6,625,018
‡ Cost of foreign currencies	$32,302	$—
ˆ Premiums received on written options	$1,169,307	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
Class ADV
Net assets	$48,148,473	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	4,673,587	n/a
Net asset value and redemption price per share	$10.30	n/a

Class I
Net assets	$94,877,317	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	8,852,917	n/a
Net asset value and redemption price per share	$10.72	n/a

Class S
Net assets	$157,699,869	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	14,834,480	n/a
Net asset value and redemption price per share	$10.63	n/a

Portfolio(1)
Net assets	n/a	$347,685,630
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	28,517,056
Net asset value and redemption price per share	n/a	$12.19

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2021 (Unaudited)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
INVESTMENT INCOME:
Dividends	$853	$1,310
Interest, net of foreign taxes withheld*	4,321,009	2,737,735
Total investment income	4,321,862	2,739,045
EXPENSES:
Investment management fees	790,193	817,903
Distribution and shareholder service fees:
Class ADV	139,689	—
Class S	195,441	—
Transfer agent fees:	—	831
Class ADV	6,153	—
Class I	12,333	—
Class S	20,659	—
Shareholder reporting expense	14,480	6,800
Registration fees	—	5,169
Professional fees	26,957	45,912
Custody and accounting expense	58,755	21,890
Trustee fees	5,974	6,597
Miscellaneous expense	6,643	3,667
Interest expense	55	—
Total expenses	1,277,332	908,769
Recouped/(Waived and reimbursed fees)	(59,249)	43,315
Net expenses	1,218,083	952,084
Net investment income	3,103,779	1,786,961
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,029,965	7,261,565
Forward foreign currency contracts	(25,386)	—
Foreign currency related transactions	24,988	—
Futures	1,086,972	6,415,867
Swaps	1,342,417	—
Written options	238,195	—
Net realized gain	6,697,151	13,677,432
Net change in unrealized appreciation (depreciation) on:
Investments	(8,181,889)	(9,785,694)
Forward foreign currency contracts	546,623	—
Foreign currency related transactions	(7,408)	—
Futures	(298,076)	(1,251,611)
Swaps	2,112,504	—
Written options	(99,803)	—
Net change in unrealized appreciation (depreciation)	(5,928,049)	(11,037,305)
Net realized and unrealized gain	769,102	2,640,127
Increase in net assets resulting from operations	$3,872,881	$4,427,088

* Foreign taxes withheld	$159	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® BlackRock Inflation Protected Bond Portfolio		VY® BrandywineGLOBAL- Bond Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$3,103,779	$2,498,353	$1,786,961	$5,435,938
Net realized gain	6,697,151	8,870,565	13,677,432	21,289,037
Net change in unrealized appreciation (depreciation)	(5,928,049)	18,038,735	(11,037,305)	18,184,526
Increase in net assets resulting from operations	3,872,881	29,407,653	4,427,088	44,909,501

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):			—	(7,776,746)
Class ADV	(421,418)	(369,573)	—	—
Class I	(1,084,918)	(1,038,565)	—	—
Class S	(1,595,118)	(1,464,646)	—	—
Return of capital:
Class ADV	—	(258,130)	—	—
Class I	—	(465,220)	—	—
Class S	—	(834,668)	—	—
Total distributions	(3,101,454)	(4,430,802)	—	(7,776,746)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,737,645	59,965,213	53,453,227	216,779,069
Reinvestment of distributions	3,098,114	4,430,802	—	7,776,746
	42,835,759	64,396,015	53,453,227	224,555,815
Cost of shares redeemed	(42,383,569)	(67,828,595)	(28,860,057)	(125,915,207)
Net increase (decrease) in net assets resulting from capital share transactions	452,190	(3,432,580)	24,593,170	98,640,608
Net increase in net assets	1,223,617	21,544,271	29,020,258	135,773,363

NET ASSETS:
Beginning of year or period	299,502,042	277,957,771	318,665,372	182,892,009
End of year or period	$300,725,659	$299,502,042	$347,685,630	$318,665,372

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-21+	10.28	0.09	•	0.02	0.11	0.09	—	—	0.09	—	10.30	1.09	1.24	1.20	1.20	1.72	48,148	55
12-31-20	9.42	0.05		0.95	1.00	0.08	—	0.06	0.14	—	10.28	10.65	1.26	1.22	1.22	0.52	47,352	87
12-31-19	8.93	0.11		0.56	0.67	0.18	—	—	0.18	—	9.42	7.53	1.20	1.16	1.16	1.23	44,885	72
12-31-18	9.30	0.14		(0.36)	(0.22)	0.15	—	—	0.15	—	8.93	(2.39)	1.18	1.14	1.14	1.47	44,035	63
12-31-17	9.17	0.09		0.11	0.20	0.07	—	—	0.07	—	9.30	2.16	1.17	1.13	1.13	0.94	49,769	101
12-31-16	8.88	0.05		0.24	0.29	—	—	—	—	—	9.17	3.27	1.21	1.12	1.12	0.53	52,110	73
Class I
06-30-21+	10.68	0.12	•	0.04	0.16	0.12	—	—	0.12	—	10.72	1.53	0.64	0.60	0.60	2.34	94,877	55
12-31-20	9.78	0.12		0.97	1.09	0.13	—	0.06	0.19	—	10.68	11.15	0.66	0.62	0.62	1.11	92,767	87
12-31-19	9.26	0.18		0.57	0.75	0.23	—	—	0.23	—	9.78	8.21	0.60	0.56	0.56	1.98	88,759	72
12-31-18	9.66	0.20	•	(0.37)	(0.17)	0.23	—	—	0.23	—	9.26	(1.75)	0.58	0.54	0.54	2.14	40,731	63
12-31-17	9.55	0.15		0.11	0.26	0.15	—	—	0.15	—	9.66	2.72	0.57	0.53	0.53	1.55	223,463	101
12-31-16	9.19	0.11		0.25	0.36	—	—	—	—	—	9.55	3.92	0.56	0.52	0.52	1.15	311,949	73
Class S
06-30-21+	10.60	0.11	•	0.03	0.14	0.11	—	—	0.11	—	10.63	1.32	0.89	0.85	0.85	2.06	157,700	55
12-31-20	9.70	0.09		0.97	1.06	0.10	—	0.06	0.16	—	10.60	10.95	0.91	0.87	0.87	0.86	159,383	87
12-31-19	9.18	0.15		0.58	0.73	0.21	—	—	0.21	—	9.70	8.01	0.85	0.81	0.81	1.57	144,313	72
12-31-18	9.57	0.17		(0.36)	(0.19)	0.20	—	—	0.20	—	9.18	(2.04)	0.83	0.79	0.79	1.83	153,793	63
12-31-17	9.45	0.13		0.10	0.23	0.11	—	—	0.11	—	9.57	2.48	0.82	0.78	0.78	1.29	160,890	101
12-31-16	9.12	0.09		0.24	0.33	—	—	—	—	—	9.45	3.62	0.81	0.77	0.77	0.89	190,284	73
VY® BrandywineGLOBAL- Bond Portfolio
06-30-21+	12.03	0.07	•	0.09	0.16	—	—	—	—	—	12.19	1.33	0.56	0.58	0.58	1.09	347,686	33
12-31-20	10.51	0.22	•	1.59	1.81	0.21	0.08	—	0.29	—	12.03	17.47	0.56	0.58	0.58	1.92	318,665	134
12-31-19	9.73	0.25	•	0.73	0.98	0.20	—	—	0.20	—	10.51	10.12	0.61	0.58	0.58	2.48	182,892	449
12-31-18	10.12	0.26	•	(0.43)	(0.17)	0.22	—	—	0.22	—	9.73	(1.65)	0.71	0.58	0.58	2.61	194,159	457
12-31-17	10.06	0.22	•	0.07	0.29	0.23	—	—	0.23	—	10.12	2.93	0.69	0.58	0.58	2.16	214,952	345
12-31-16	10.02	0.20	•	0.08	0.28	0.24	—	—	0.24	—	10.06	2.70	0.66	0.58	0.58	2.00	226,846	490

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-two active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL — Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class, if applicable, of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Boards of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign

(non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2021, the maximum amount of loss that BlackRock Inflation Protected Bond would incur if the counterparties to its derivative transactions failed to perform would be $2,484,804 which represents the gross payments to be received by the Portfolio on OTC purchased options, forward foreign currency contracts, and OTC interest rate swaps were they to be unwound as of June 30, 2021. At June 30, 2021, BlackRock Inflation Protected Bond had received $1,080,000 in cash collateral from certain counterparties.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2021, BlackRock Inflation Protected Bond had a liability position of $1,142,109 on forward foreign currency contracts and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2021, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2021, BlackRock Inflation Protected Bond pledged $140,000 in cash collateral for its open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the six months ended June 30, 2021, BlackRock Inflation Protected Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2021, BlackRock Inflation Protected Bond had average contract amounts of $60,131,033 and $22,119,125 on forward foreign currency contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2021.

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2021, BlackRock Inflation Protected Bond and Bond Portfolio had purchased and sold futures contracts on various bonds and notes as part of their duration strategy. During the six months ended June 30, 2021, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
BlackRock Inflation Protected Bond	$65,633,436	$53,917,748
Bond Portfolio	—	34,309,386

Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2021.

At June 30, 2021, BlackRock Inflation Protected Bond had pledged U.S. Treasuries with an original par value of $279,000 as collateral for open futures contracts.

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2021, BlackRock Inflation Protected Bond had purchased and written exchange-traded futures contracts to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $23,300,232 and $21,782,331, respectively, on purchased and written exchange-traded futures contracts. Please refer to the tables within the Portfolio of Investments for open purchased and written options on exchange-traded futures contracts at June 30, 2021.

During the six months ended June 30, 2021, BlackRock Inflation Protected Bond had purchased and written interest rate swap options (“swaptions”) to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $54,948,765 and $181,142,341, respectively, on purchased and written interest rate swaptions. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at June 30, 2021.

During the six months ended June 30, 2021, BlackRock Inflation Protected Bond had purchased foreign currency options to manage its foreign exchange exposure and to generate income. BlackRock Inflation Protected Bond had average notional values of $737,016 on purchased foreign currency options. Please refer to the tables within the

Portfolio of Investments for open purchased foreign currency options at June 30, 2021.

During the six months ended June 30, 2021, BlackRock Inflation Protected Bond had purchased and written inflation rate caps to gain exposure to interest rates and generate income as disclosed below. There were no purchased and written inflation rate caps at June 30, 2021.

	Purchased	Written
Inflation rate caps	$17,550,000	$17,550,000

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2021, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amount on long interest rate swaps for BlackRock Inflation Protected Bond was $47,037,218.

For the six months ended June 30, 2021, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amount on short interest rate swaps for BlackRock Inflation Protected Bond was $67,256,496.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open interest rate swaps at June 30, 2021.

At June 30, 2021, BlackRock Inflation Protected Bond pledged $4,162,490 in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the six months ended June 30, 2021, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). Average notional amount on long inflation-linked swaps for BlackRock Inflation Protected Bond was $30,724,235.

For the six months ended June 30, 2021, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“Short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $150,626,014.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open inflation-linked swaps at June 30, 2021.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N.  Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$55,667,286	$63,519,814
Bond Portfolio	40,798,323	93,160,927

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$108,093,544	$92,509,651
Bond Portfolio	104,250,427	9,619,422

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million; 0.50% on the next $800 million; and 0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and 0.48% thereafter

(1)	The Investment Adviser has contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Bond Portfolio	Brandywine Global Investment Management, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2021, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	17.56%
Voya Solution 2025 Portfolio	Bond Portfolio	18.25
Voya Solution 2035 Portfolio	Bond Portfolio	7.91
Voya Solution Income Portfolio	Bond Portfolio	11.98

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
BlackRock Inflation Protected Bond	$38,380
Bond Portfolio	—

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected Bond	Class ADV: 1.23% Class I: 0.63% Class S: 0.88%
Bond Portfolio	0.58%

With the exception of the non-recoupable management fee waiver for BlackRock Inflation Protected Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

	June 30,
	2022	2023	2024	Total
Bond Portfolio	$182,957	$—	$—	$182,957

The Expense Limitation Agreements are contractual through May 1, 2022 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 14, 2021, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the period ended June 30, 2021.

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
BlackRock Inflation Protected Bond	1	$1,553,000	1.27%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2021	371,853	—	41,070	(347,612)	65,311	3,810,648	—	421,418	(3,540,374)	691,692
12/31/2020	577,915	—	63,818	(796,757)	(155,024)	5,686,844	—	627,703	(7,736,821)	(1,422,274)
Class I
6/30/2021	1,895,105	—	101,543	(1,826,257)	170,391	20,212,751	—	1,081,578	(19,490,439)	1,803,890
12/31/2020	3,301,547	—	146,726	(3,843,806)	(395,533)	33,787,048	—	1,503,785	(38,878,240)	(3,587,407)
Class S
6/30/2021	1,487,437	—	150,872	(1,841,954)	(203,645)	15,714,246	—	1,595,118	(19,352,756)	(2,043,392)
12/31/2020	2,037,324	—	225,742	(2,105,881)	157,185	20,491,321	—	2,299,314	(21,213,534)	1,577,101
Bond Portfolio
6/30/2021	4,424,653	—	—	(2,388,593)	2,036,060	53,453,227	—	—	(28,860,057)	24,593,170
12/31/2020	19,460,953	—	684,573	(11,060,737)	9,084,789	216,779,069	—	7,776,746	(125,915,207)	98,640,608

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

At June 30, 2021, the Portfolios did not have any outstanding securities on loan.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, capital loss carryforwards, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Ordinary Income	Return of Capital	Ordinary Income
BlackRock Inflation Protected Bond	$2,872,784	$1,558,018	$5,983,156
Bond Portfolio	7,776,746	—	3,417,729

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2020 were:

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
BlackRock Inflation Protected Bond	$—	$—	$27,393,950	$(4,898,384)	Short-term	None
				(66,071,834)	Long-term	None
				$(70,970,218)
Bond Portfolio	24,047,353	3,030,365	18,308,967	$—	—	—

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2021, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee

(comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 12 — LONDON INTERBANK OFFERED RATE
(“LIBOR”) (continued)

dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

NOTE 13 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 14 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2021, the Portfolios declared dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
BlackRock Inflation Protected Bond
Class ADV	NII	$0.0311	August 2, 2021	July 29, 2021
Class I	NII	$0.0361	August 2, 2021	July 29, 2021
Class S	NII	$0.0340	August 2, 2021	July 29, 2021
Bond Portfolio	NII	$0.1910	July 14, 2021	July 12, 2021
	STCG	$0.6538	July 14, 2021	July 12, 2021
	LTCG	$0.1065	July 14, 2021	July 12, 2021

NII — Net investment income

STCG — Short-term capital gain

LTCG — Long-term capital gain

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Investment Type Allocation as of June 30, 2021 (as a percentage of net assets)

U.S. Treasury Obligations	53.6%
Corporate Bonds/Notes	24.1%
U.S. Government Agency Obligations	11.5%
Sovereign Bonds	3.5%
Commercial Mortgage-Backed Securities	1.6%
Asset-Backed Securities	0.7%
Purchased Options	0.4%
Assets in Excess of Other Liabilities*	4.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 24.1%
		Basic Materials: 0.4%
1,250,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	$1,245,660	0.4

		Communications: 0.7%
1,000,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	1,006,650	0.4
73,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	71,827	0.0
925,000	(1)	NTT Finance Corp., 0.583%, 03/01/2024	924,114	0.3
55,000		Verizon Communications, Inc., 2.625%, 08/15/2026	58,494	0.0
30,000		Verizon Communications, Inc., 2.650%, 11/20/2040	28,924	0.0
			2,090,009	0.7

		Consumer, Cyclical: 0.3%
750,000		American Honda Finance Corp., 0.650%, 09/08/2023	753,627	0.3
79,000		General Motors Financial Co., Inc., 2.750%, 06/20/2025	83,218	0.0
135,000		General Motors Financial Co., Inc., 5.200%, 03/20/2023	145,403	0.0
			982,248	0.3

		Consumer, Non-cyclical: 1.4%
1,510,000	(1)	Cargill, Inc., 0.400%, 02/02/2024	1,502,028	0.5
1,292,000		GlaxoSmithKline Capital PLC, 3.000%, 06/01/2024	1,377,489	0.5
795,000		Philip Morris International, Inc., 2.625%, 03/06/2023	826,411	0.3
69,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	74,972	0.0
250,000		Thermo Fisher Scientific, Inc., 4.133%, 03/25/2025	277,318	0.1
			4,058,218	1.4

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: 0.4%
135,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	$154,408	0.1
1,000,000	(1)	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022	1,028,342	0.3
			1,182,750	0.4

		Financial: 18.2%
1,000,000	(1)	AIG Global Funding, 0.450%, 12/08/2023	998,636	0.3
2,000,000		American Express Co., 3.700%, 08/03/2023	2,130,673	0.7
30,000		Aon Corp., 2.800%, 05/15/2030	31,530	0.0
2,000,000	(2)	Banco Santander SA, 0.701%, 06/30/2024	2,004,588	0.7
1,165,000	(2)	Bank of America Corp., 0.523%, 06/14/2024	1,165,094	0.4
2,500,000	(2)	Bank of America Corp., 0.810%, 10/24/2024	2,511,052	0.8
25,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	24,327	0.0
1,000,000	(2)	Bank of America Corp., 3.004%, 12/20/2023	1,036,554	0.3
1,500,000		Bank of America Corp., 3.300%, 01/11/2023	1,565,915	0.5
199,000	(2)	Bank of America Corp., 3.559%, 04/23/2027	218,058	0.1
55,000	(2)	Bank of America Corp., 3.705%, 04/24/2028	60,852	0.0
700,000	(2)	Bank of America Corp., 3.864%, 07/23/2024	746,540	0.3
740,000	(1)	Banque Federative du Credit Mutuel SA, 0.650%, 02/27/2024	738,365	0.2
760,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	778,658	0.3
1,135,000		Charles Schwab Corp./The, 0.750%, 03/18/2024	1,141,795	0.4
3,000,000	(2)	Citigroup, Inc., 0.776%, 10/30/2024	3,008,479	1.0
68,000	(2)	Citigroup, Inc., 2.561%, 05/01/2032	69,269	0.0
125,000	(2)	Citigroup, Inc., 2.666%, 01/29/2031	129,153	0.0
3,000,000		Credit Suisse AG/New York NY, 1.000%, 05/05/2023	3,033,086	1.0
161,000		Crown Castle International Corp., 1.350%, 07/15/2025	162,242	0.1
118,000		Crown Castle International Corp., 3.700%, 06/15/2026	129,957	0.0
200,000	(1),(2)	Danske Bank A/S, 1.171%, 12/08/2023	201,063	0.1
200,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	202,168	0.1
2,000,000	(2)	Goldman Sachs Group, Inc./The, 0.627%, 11/17/2023	2,001,101	0.7
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,007,943	0.3

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	$1,025,213	0.3
40,000	(2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	38,878	0.0
3,500,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	3,656,944	1.2
1,000,000	(2)	JPMorgan Chase & Co., 3.559%, 04/23/2024	1,054,678	0.4
241,000		JPMorgan Chase & Co., 3.900%, 07/15/2025	266,692	0.1
700,000	(2)	JPMorgan Chase & Co., 4.023%, 12/05/2024	755,865	0.3
25,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	29,633	0.0
EUR 2,645,000		Kreditanstalt fuer Wiederaufbau, -0.030%, 01/10/2031	3,143,832	1.0
1,835,000	(2)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	1,840,526	0.6
890,000	(1)	LSEGA Financing PLC, 0.650%, 04/06/2024	889,448	0.3
2,000,000		Mitsubishi UFJ Financial Group, Inc., 3.218%, 03/07/2022	2,041,039	0.7
529,000		Mitsubishi UFJ Financial Group, Inc., 3.407%, 03/07/2024	567,060	0.2
1,500,000	(2)	Mizuho Financial Group, Inc., 1.241%, 07/10/2024	1,521,189	0.5
200,000	(2)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	214,358	0.1
690,000	(2)	Morgan Stanley, 0.790%, 05/30/2025	688,058	0.2
24,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	24,180	0.0
2,000	(2)	Morgan Stanley, 3.217%, 04/22/2042	2,122	0.0
72,000	(2)	Morgan Stanley, 3.772%, 01/24/2029	80,862	0.0
167,000		Morgan Stanley, 4.000%, 07/23/2025	185,889	0.1
200,000	(1)	Nationwide Building Society, 0.550%, 01/22/2024	199,282	0.1
1,000,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	1,026,210	0.3
635,000	(1)	NatWest Markets PLC, 0.800%, 08/12/2024	632,430	0.2
670,000	(1)	Principal Life Global Funding II, 0.750%, 04/12/2024	670,749	0.2
800,000		Sumitomo Mitsui Financial Group, Inc., 2.846%, 01/11/2022	811,099	0.3
1,000,000		Sumitomo Mitsui Financial Group, Inc., 3.936%, 10/16/2023	1,079,242	0.4
1,600,000	(1)	Svenska Handelsbanken AB, 0.550%, 06/11/2024	1,594,867	0.5
1,400,000	(1)	Swedbank AB, 0.600%, 09/25/2023	1,401,498	0.5
200,000	(1)	UBS AG/London, 0.375%, 06/01/2023	199,850	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,000,000	(1)	UBS AG/London, 0.450%, 02/09/2024	$1,990,282	0.7
104,000		Wells Fargo & Co., 3.000%, 10/23/2026	112,259	0.0
351,000		Wells Fargo & Co., 3.500%, 03/08/2022	358,840	0.1
1,500,000		Wells Fargo & Co., 3.750%, 01/24/2024	1,613,714	0.5
			54,813,886	18.2

		Industrial: 0.4%
1,300,000	(1)	Siemens Financieringsmaatschappij NV, 0.650%, 03/11/2024	1,301,858	0.4

		Technology: 1.4%
157,000	(1)	Broadcom, Inc., 3.469%, 04/15/2034	166,229	0.1
10,000		Broadcom, Inc., 4.150%, 11/15/2030	11,225	0.0
1,390,000		NVIDIA Corp., 0.584%, 06/14/2024	1,390,719	0.5
500,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	535,288	0.2
1,000,000		Oracle Corp., 2.500%, 05/15/2022	1,015,589	0.3
55,000		Oracle Corp., 3.600%, 04/01/2050	56,568	0.0
990,000		salesforce.com, Inc., 0.625%, 07/15/2024	990,654	0.3
			4,166,272	1.4

		Utilities: 0.9%
20,000		Baltimore Gas and Electric Co., 2.900%, 06/15/2050	19,970	0.0
137,000		Duke Energy Florida LLC, 1.750%, 06/15/2030	134,373	0.0
2,650,000		Florida Power & Light Co., 0.284%, (SOFRRATE + 0.250%), 05/10/2023	2,649,817	0.9
			2,804,160	0.9

		Total Corporate Bonds/Notes (Cost $72,359,915)	72,645,061	24.1

U.S. TREASURY OBLIGATIONS: 53.6%
		Treasury Inflation Indexed Protected Securities: 52.6%
697,876		0.125%,04/15/2025	753,476	0.2
859,407		0.125%,10/15/2025	935,580	0.3
3,131,334		0.125%,04/15/2026	3,407,783	1.1
9,564,894		0.125%,01/15/2030	10,507,815	3.5
7,629,647		0.125%,07/15/2030	8,423,670	2.8
10,340,870		0.125%,01/15/2031	11,389,987	3.8
2,179,698		0.125%,02/15/2051	2,392,744	0.8
28,188		0.250%,01/15/2025	30,517	0.0
4,421,425		0.250%,07/15/2029	4,922,434	1.6
3,433,036		0.250%,02/15/2050	3,893,845	1.3
11,475		0.375%,07/15/2023	12,210	0.0
985,364		0.375%,07/15/2025	1,082,299	0.4
7,825,786		0.375%,01/15/2027	8,666,043	2.9
8,373,492		0.375%,07/15/2027	9,343,381	3.1
9,383,739		0.500%,01/15/2028	10,526,516	3.5

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
		Treasury Inflation Indexed Protected Securities: (continued)
22,793		0.625%,04/15/2023	$24,114	0.0
219,162		0.625%,01/15/2026	243,477	0.1
3,542,728		0.625%,02/15/2043	4,238,068	1.4
9,133,496		0.750%,07/15/2028	10,486,523	3.5
4,472,986		0.750%,02/15/2042	5,456,185	1.8
4,581,683		0.750%,02/15/2045	5,660,070	1.9
5,919,449		0.875%,01/15/2029	6,853,887	2.3
2,527,918		0.875%,02/15/2047	3,258,113	1.1
3,088,172		1.000%,02/15/2046	4,042,915	1.3
2,642,422		1.000%,02/15/2048	3,530,669	1.2
2,419,696		1.000%,02/15/2049	3,264,135	1.1
4,629,274	(3)	1.375%,02/15/2044	6,397,708	2.1
2,860,517	(3)	1.750%,01/15/2028	3,459,004	1.1
3,996,165		2.000%,01/15/2026	4,703,346	1.6
1,941,435		2.125%,02/15/2040	2,897,582	1.0
2,725,515		2.125%,02/15/2041	4,112,418	1.4
3,756,897		2.375%,01/15/2027	4,604,052	1.5
2,201,615		2.500%,01/15/2029	2,837,611	0.9
1,910,753		3.375%,04/15/2032	2,820,324	0.9
1,012,143		3.625%,04/15/2028	1,365,465	0.5
1,182,621		3.875%,04/15/2029	1,664,061	0.6
			158,208,027	52.6

		U.S. Treasury Bonds: 1.0%
790,000		1.125%,08/15/2040	679,894	0.2
2,360,000		1.375%,11/15/2040	2,120,865	0.7
195,000		1.875%,02/15/2041	190,948	0.1
			2,991,707	1.0

		Total U.S. Treasury Obligations (Cost $146,120,368)	161,199,734	53.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.5%
		Federal Home Loan Bank: 2.4%
5,255,000		2.875%,09/13/2024	5,647,111	1.9
1,515,000		3.250%,11/16/2028	1,721,818	0.5
			7,368,929	2.4

		Federal Home Loan Mortgage Corporation: 0.3%(4)
805,000		2.375%,01/13/2022	814,897	0.3

		Federal National Mortgage Association: 5.2%(4)
3,000,000		0.750%,10/08/2027	2,927,537	1.0
4,830,000		1.875%,09/24/2026	5,066,366	1.7
7,120,000		2.625%,09/06/2024	7,610,683	2.5
			15,604,586	5.2

		Other U.S. Agency Obligations: 0.8%
2,190,000		2.875%,12/21/2023	2,325,739	0.8

		Sovereign: 2.8%
6,000,000		0.375%,09/23/2025	5,908,558	2.0
3,000,000	(5)	1.650%,03/15/2031	2,557,817	0.8
			8,466,375	2.8

		Total U.S. Government Agency Obligations (Cost $32,927,070)	34,580,526	11.5
Principal Amount†			Value	Percentage of Net Assets

SOVEREIGN BONDS: 3.5%
200,000		Colombia Government International Bond, 3.250%, 04/22/2032	$196,392	0.1
EUR 2,550,000		European Union, -0.030%, 10/04/2030	3,033,204	1.0
EUR 500,000		European Union, 0.300%, 11/04/2050	539,455	0.2
2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,849,520	0.9
NZD 289,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2040	271,372	0.1
NZD 395,000		New Zealand Government Bond, 1.750%, 05/15/2041	240,693	0.1
NZD 2,762,000		New Zealand Government Inflation Linked Bond, 2.000%, 09/20/2025	2,404,978	0.8
60,000		Panama Government International Bond, 4.500%, 04/01/2056	68,039	0.0
EUR 280,000		Romanian Government International Bond, 3.624%, 05/26/2030	384,577	0.1
EUR 260,000	(1)	Spain Government Bond, 3.450%, 07/30/2066	475,316	0.2

		Total Sovereign Bonds (Cost $10,547,960)	10,463,546	3.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.6%
366,000		BANK 2019-BNK23 A3, 2.920%, 12/15/2052	393,404	0.1
1,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	1,141,057	0.4
350,000		Benchmark 2019-B15 A5 Mortgage Trust, 2.928%, 12/15/2072	376,950	0.1
500,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	549,937	0.2
390,000	(1)	Extended Stay America Trust 2021-ESH A, 1.155%, (US0001M + 1.080%), 07/15/2038	391,096	0.1
1,000,000		GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	1,101,836	0.4
700,000		Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	771,134	0.3

		Total Commercial Mortgage-Backed Securities (Cost $4,347,621)	4,725,414	1.6

ASSET-BACKED SECURITIES: 0.7%
		Student Loan Asset-Backed Securities: 0.7%
190,000	(1)	College Avenue Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	189,758	0.1
237,889	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	248,781	0.1

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
1,000,000	(1)	Nelnet Student Loan Trust 2021-BA AFL, 0.884%, (US0001M + 0.780%), 04/20/2062	$1,000,000	0.3
575,092	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	593,552	0.2

		Total Asset-Backed Securities (Cost $2,008,490)	2,032,091	0.7

	Value	Percentage of Net Assets

PURCHASED OPTIONS(6): 0.4%

Total Purchased Options (Cost $1,267,867)	1,216,563	0.4

Total Long-Term Investments (Cost $269,579,291)	286,862,935	95.4

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.8%
		Mutual Funds: 3.8%
11,543,604	(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $11,543,604)	11,543,604	3.8

		Total Short-Term Investments (Cost $11,543,604)	11,543,604	3.8

		Total Investments in Securities (Cost $281,122,895)	$298,406,539	99.2
		Assets in Excess of Other Liabilities	2,319,120	0.8
		Net Assets	$300,725,659	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2021.
(3)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.
(6)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(7)	Rate shown is the 7-day yield as of June 30, 2021.

Currency Abbreviations:
EUR	EU Euro
NZD	New Zealand Dollar

Reference Rate Abbreviations:
SOFFRATE	Secured Overnight Financing Rate
US0001M	1-month LIBOR

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurements∧

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Purchased Options	$54,600	$1,161,963	$—	$1,216,563
Corporate Bonds/Notes	—	72,645,061	—	72,645,061
Commercial Mortgage-Backed Securities	—	4,725,414	—	4,725,414
Asset-Backed Securities	—	2,032,091	—	2,032,091
Sovereign Bonds	—	10,463,546	—	10,463,546
U.S. Government Agency Obligations	—	34,580,526	—	34,580,526
U.S. Treasury Obligations	—	161,199,734	—	161,199,734
Short-Term Investments	11,543,604	—	—	11,543,604
Total Investments, at fair value	$11,598,204	$286,808,335	$—	$298,406,539
Other Financial Instruments+
Centrally Cleared Swaps	—	4,883,313	—	4,883,313
Forward Foreign Currency Contracts	—	453,229	—	453,229
Futures	49,333	—	—	49,333
OTC Swaps	—	938,932	—	938,932
Total Assets	$11,647,537	$293,083,809	$—	$304,731,346
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,767,840)	$—	$(1,767,840)
Forward Foreign Currency Contracts	—	(143,906)	—	(143,906)
Futures	(285,174)	—	—	(285,174)
Written Options	(55,419)	(998,203)	—	(1,053,622)
Total Liabilities	$(340,593)	$(2,909,949)	$—	$(3,250,542)

∧	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2021, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 1,370,000	USD 1,657,719	ANZ Bank	07/06/21	$(33,107)
USD 523,471	EUR 440,000	ANZ Bank	08/04/21	1,376
USD 292,058	AUD 390,000	Bank of America N.A.	09/15/21	(517)
USD 287,064	AUD 380,000	Bank of America N.A.	09/15/21	1,991
AUD 380,000	USD 293,810	Bank of America N.A.	09/15/21	(8,737)
USD 300,000	CAD 369,265	Bank of America N.A.	09/15/21	2,119
CAD 371,925	USD 300,000	Bank of America N.A.	09/15/21	27
USD 119,855	EUR 98,849	Barclays Bank PLC	07/06/21	2,635
GBP 57,000	USD 79,557	BNP Paribas	07/06/21	(707)
USD 2,414,930	EUR 1,979,000	Citibank N.A.	07/06/21	68,136
EUR 5,890,000	USD 7,024,414	Citibank N.A.	07/06/21	(39,766)
USD 7,028,555	EUR 5,890,000	Citibank N.A.	08/04/21	39,605
EUR 490,000	USD 597,809	Citibank N.A.	09/15/21	(15,872)
CAD 365,549	USD 300,000	Citibank N.A.	09/15/21	(5,117)
USD 3,112,236	EUR 2,567,000	Commonwealth Bank of Australia	07/06/21	68,162
NZD 293,000	USD 203,647	Commonwealth Bank of Australia	07/06/21	1,158
CAD 362,833	USD 300,000	HSBC Bank PLC	09/15/21	(7,308)
EUR 250,000	JPY 32,856,555	JPMorgan Chase Bank N.A.	09/15/21	962
USD 300,000	CAD 363,189	JPMorgan Chase Bank N.A.	09/15/21	7,020
USD 291,129	EUR 240,000	JPMorgan Chase Bank N.A.	09/15/21	6,098
EUR 240,000	USD 292,690	JPMorgan Chase Bank N.A.	09/15/21	(7,659)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 250,000	USD 298,965	JPMorgan Chase Bank N.A.	09/15/21	$(2,058)
AUD 390,000	USD 294,290	JPMorgan Chase Bank N.A.	09/15/21	(1,715)
JPY 33,063,077	EUR 250,000	JPMorgan Chase Bank N.A.	09/15/21	899
EUR 240,000	USD 285,250	Morgan Stanley & Co. International PLC	09/15/21	(219)
USD 305,199	EUR 250,000	Morgan Stanley & Co. International PLC	09/15/21	8,293
USD 493	JPY 54,000	NatWest Markets PLC	07/06/21	7
USD 3,208,159	EUR 2,649,000	NatWest Markets PLC	07/06/21	66,846
USD 292,786	EUR 240,000	NatWest Markets PLC	09/15/21	7,756
USD 69,039	GBP 48,906	The Bank of Montreal	07/06/21	1,386
USD 286,877	EUR 240,000	Toronto Dominion Securities	09/15/21	1,847
USD 3,290,116	NZD 4,501,631	UBS AG	07/06/21	143,510
NZD 4,190,000	USD 2,949,902	UBS AG	07/06/21	(21,124)
USD 2,949,747	NZD 4,190,000	UBS AG	08/04/21	21,144
USD 302,330	AUD 400,000	Westpac Banking Corp.	09/15/21	2,252
				$309,323

At June 30, 2021, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	60	12/19/22	$14,922,000	$(3,683)
Long-Term Euro-BTP	8	09/08/21	1,436,272	9,882
Short-Term Euro-BTP	19	09/08/21	2,549,404	827
U.S. Treasury 5-Year Note	528	09/30/21	65,170,875	(137,460)
			$84,078,551	$(130,434)
Short Contracts:
90-Day Eurodollar	(60)	12/13/21	(14,969,250)	(262)
Euro-Bund	(52)	09/08/21	(10,642,936)	(16,385)
Euro-Buxl® 30-year German Government Bond	(6)	09/08/21	(1,445,948)	(16,814)
Euro-Schatz	(21)	09/08/21	(2,792,364)	219
Long Gilt	(5)	09/28/11	(886,002)	(7,460)
U.S. Treasury 10-Year Note	(129)	09/21/21	(17,092,500)	(33,601)
U.S. Treasury 2-Year Note	(101)	09/30/21	(22,252,351)	38,405
U.S. Treasury Ultra 10-Year Note	(94)	09/21/21	(13,837,094)	(65,470)
U.S. Treasury Ultra Long Bond	(8)	09/21/21	(1,541,500)	(4,039)
			$(85,459,945)	$(105,407)

At June 30, 2021, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Quarterly	0.640%	Semi-Annual	04/21/23	CAD 5,170,000	$(7,549)	$(7,549)
Pay	3-month CAD-CDOR	Quarterly	0.790	Semi-Annual	06/22/23	CAD 3,885,000	(1,617)	(1,854)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.150)	Annual	11/16/26	EUR 1,070,000	3,501	3,501
Pay	3-month USD-LIBOR	Quarterly	0.259	Semi-Annual	03/23/23	USD 3,450,000	(486)	(444)
Pay	3-month USD-LIBOR	Quarterly	0.353	Semi-Annual	11/18/23	USD 2,610,000	(5,266)	(5,266)
Pay	3-month USD-LIBOR	Quarterly	0.592	Semi-Annual	04/20/24	USD 1,490,000	(1,552)	(1,552)
Pay	3-month USD-LIBOR	Quarterly	3.090	Semi-Annual	11/29/24	USD 3,970,000	329,045	329,045
Pay	3-month USD-LIBOR	Quarterly	0.358	Semi-Annual	06/02/25	USD 860,000	(13,338)	(13,338)
Pay	3-month USD-LIBOR	Quarterly	0.478	Semi-Annual	01/21/26	USD 360,000	(6,434)	(6,438)
Pay	3-month USD-LIBOR	Quarterly	1.366	Semi-Annual	03/22/27	USD 490,000	4,522	4,522
Pay	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	06/20/27	USD 870,000	(25,817)	(25,817)
Pay	3-month USD-LIBOR	Quarterly	0.680	Semi-Annual	06/20/27	USD 870,000	(24,647)	(24,647)
Pay	3-month USD-LIBOR	Quarterly	0.654	Semi-Annual	07/12/28	USD 900,000	(39,530)	(39,547)
Pay	3-month USD-LIBOR	Quarterly	0.819	Semi-Annual	04/14/30	USD 610,000	(27,055)	(27,055)
Pay	1-day Overnight Fed Funds Effective Rate	Annual	0.555	Annual	10/20/30	USD 1,250,000	(64,874)	(64,874)
Pay	1-day Overnight Fed Funds Effective Rate	Quarterly	0.562	Quarterly	10/21/30	USD 21,996	1,174	1,174
Pay	3-month USD-LIBOR	Quarterly	1.520	Semi-Annual	02/15/31	USD 1,550,000	12,357	12,357
Pay	3-month USD-LIBOR	Quarterly	0.715	Semi-Annual	07/01/31	USD 555,000	(37,277)	(37,277)
Pay	3-month USD-LIBOR	Quarterly	1.513	Semi-Annual	08/19/31	USD 60,000	392	392

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.077%	Semi-Annual	05/05/33	USD 140,000	$4,171	$4,171
Pay	3-month USD-LIBOR	Quarterly	2.150	Semi-Annual	05/16/33	USD 460,000	16,634	16,634
Pay	3-month USD-LIBOR	Quarterly	1.784	Semi-Annual	02/15/47	USD 480,000	—	—
Pay	3-month USD-LIBOR	Quarterly	1.796	Semi-Annual	02/15/47	USD 320,000	—	—
Pay	3-month USD-LIBOR	Quarterly	1.828	Semi-Annual	02/10/50	USD 120,000	2,218	2,218
Pay	3-month USD-LIBOR	Quarterly	1.250	Semi-Annual	09/08/50	USD 92,000	(10,993)	(10,993)
Pay	3-month USD-LIBOR	Quarterly	1.870	Semi-Annual	02/19/51	USD 220,000	6,467	6,467
Pay	3-month USD-LIBOR	Quarterly	1.905	Semi-Annual	02/22/51	USD 110,000	4,168	4,168
Pay	3-month USD-LIBOR	Quarterly	1.904	Semi-Annual	06/11/51	USD 50,000	1,904	1,904
Pay	3-month USD-LIBOR	Quarterly	1.929	Semi-Annual	12/01/56	USD 25,000	245	245
Receive	6-month EUR-EURIBOR	Semi-Annual	0.185	Annual	01/16/30	EUR 270,000	(5,013)	(5,013)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.440	Annual	05/16/33	EUR 380,000	(4,417)	(4,417)
Receive	3-month USD-LIBOR	Quarterly	0.275	Semi-Annual	04/23/23	USD 4,115,000	795	1,108
Receive	3-month USD-LIBOR	Quarterly	0.309	Semi-Annual	06/24/23	USD 3,075,000	473	396
Receive	3-month USD-LIBOR	Quarterly	1.771	Semi-Annual	07/12/23	USD 8,275,000	(106,841)	(106,841)
Receive	3-month USD-LIBOR	Quarterly	0.687	Semi-Annual	06/20/24	USD 30,000	24	24
Receive	3-month USD-LIBOR	Quarterly	0.729	Semi-Annual	06/21/24	USD 1,500,000	(18)	(18)
Receive	3-month USD-LIBOR	Quarterly	0.742	Semi-Annual	06/23/24	USD 750,000	(143)	(143)
Receive	3-month USD-LIBOR	Quarterly	0.767	Semi-Annual	06/28/24	USD 755,000	(428)	(428)
Receive	3-month USD-LIBOR	Quarterly	0.623	Semi-Annual	04/14/25	USD 1,180,000	4,737	4,738
Receive	3-month USD-LIBOR	Quarterly	0.820	Semi-Annual	09/08/25	USD 540,000	(297)	(297)
Receive	3-month USD-LIBOR	Quarterly	1.548	Semi-Annual	02/25/26	USD 830,000	362	362
Receive	3-month USD-LIBOR	Quarterly	1.710	Semi-Annual	03/06/26	USD 620,000	(682)	(682)
Receive	3-month USD-LIBOR	Quarterly	1.285	Semi-Annual	04/20/27	USD 610,000	(2,432)	(2,432)
Receive	3-month USD-LIBOR	Quarterly	0.512	Semi-Annual	08/17/27	USD 1,700,000	60,014	60,014
Receive	3-month USD-LIBOR	Quarterly	0.495	Semi-Annual	08/19/27	USD 150,000	5,459	5,459
Receive	3-month USD-LIBOR	Quarterly	0.845	Semi-Annual	11/15/27	USD 1,400,000	24,758	24,740
Receive	3-month USD-LIBOR	Quarterly	1.271	Semi-Annual	02/15/28	USD 1,350,000	(10,083)	(10,083)
Receive	3-month USD-LIBOR	Quarterly	0.648	Semi-Annual	06/02/30	USD 440,000	26,559	26,559
Receive	3-month USD-LIBOR	Quarterly	0.680	Semi-Annual	09/16/30	USD 610,000	37,195	37,183
Receive	3-month USD-LIBOR	Quarterly	0.672	Semi-Annual	10/09/30	USD 610,000	38,134	38,121
Receive	Secured Overnight Financing Rate	Annual	0.537	Annual	10/20/30	USD 1,250,000	62,271	62,271
Receive	Secured Overnight Financing Rate	Quarterly	0.533	Quarterly	10/21/30	USD 21,996	(1,152)	(1,152)
Receive	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	11/04/30	USD 600,000	39,118	39,105
Receive	3-month USD-LIBOR	Quarterly	0.885	Semi-Annual	11/05/30	USD 530,000	23,500	23,172
Receive	3-month USD-LIBOR	Quarterly	1.583	Semi-Annual	11/15/30	USD 1,570,000	(28,665)	(28,665)
Receive	3-month USD-LIBOR	Quarterly	1.590	Semi-Annual	11/15/30	USD 1,560,000	(29,363)	(29,363)
Receive	3-month USD-LIBOR	Quarterly	0.920	Semi-Annual	12/10/30	USD 450,000	18,924	18,914
Receive	3-month USD-LIBOR	Quarterly	1.675	Semi-Annual	02/15/31	USD 990,000	(21,623)	(21,498)
Receive	3-month USD-LIBOR	Quarterly	1.571	Semi-Annual	03/08/31	USD 160,000	(2,542)	(2,542)
Receive	3-month USD-LIBOR	Quarterly	1.703	Semi-Annual	03/09/31	USD 320,000	(9,005)	(9,005)
Receive	3-month USD-LIBOR	Quarterly	2.788	Semi-Annual	03/10/31	USD 1,312,000	(168,936)	(168,936)
Receive	3-month USD-LIBOR	Quarterly	2.504	Semi-Annual	03/20/31	USD 3,000	(83)	(83)
Receive	3-month USD-LIBOR	Quarterly	1.674	Semi-Annual	05/17/31	USD 330,000	(8,174)	(8,174)
Receive	3-month USD-LIBOR	Quarterly	1.594	Semi-Annual	02/22/32	USD 550,000	(2,603)	(2,603)
Receive	3-month USD-LIBOR	Quarterly	1.621	Semi-Annual	02/22/32	USD 275,000	(2,004)	(2,004)
Receive	3-month USD-LIBOR	Quarterly	0.760	Semi-Annual	05/03/32	USD 800,000	62,049	62,049
Receive	3-month USD-LIBOR	Quarterly	0.765	Semi-Annual	05/04/32	USD 820,000	63,255	63,255
Receive	3-month USD-LIBOR	Quarterly	0.770	Semi-Annual	05/06/32	USD 190,000	14,583	14,583
Receive	3-month USD-LIBOR	Quarterly	2.325	Semi-Annual	06/24/34	USD 70,000	(2,801)	(2,801)
Receive	3-month USD-LIBOR	Quarterly	1.645	Semi-Annual	08/22/34	USD 300,000	7,001	7,001
Receive	3-month USD-LIBOR	Quarterly	1.907	Semi-Annual	10/21/34	USD 320,000	184	184
Receive	3-month USD-LIBOR	Quarterly	1.921	Semi-Annual	10/22/34	USD 300,000	(206)	(206)
Receive	3-month USD-LIBOR	Quarterly	1.976	Semi-Annual	10/23/34	USD 145,000	(822)	(822)
Receive	3-month USD-LIBOR	Quarterly	1.982	Semi-Annual	10/23/34	USD 145,000	(895)	(895)
Receive	3-month USD-LIBOR	Quarterly	2.111	Semi-Annual	11/12/34	USD 70,000	(1,228)	(1,228)
Receive	3-month USD-LIBOR	Quarterly	0.973	Semi-Annual	08/17/40	USD 150,000	18,523	18,523
Receive	3-month USD-LIBOR	Quarterly	2.110	Semi-Annual	11/15/44	USD 90,000	(755)	(755)
Receive	3-month USD-LIBOR	Quarterly	1.897	Semi-Annual	02/15/47	USD 470,000	(13,508)	(13,508)
Receive	3-month USD-LIBOR	Quarterly	2.100	Semi-Annual	02/15/47	USD 1,140,000	(82,196)	(82,003)
Receive	3-month USD-LIBOR	Quarterly	2.378	Semi-Annual	07/05/49	USD 140,000	(4,721)	(4,721)
Receive	3-month USD-LIBOR	Quarterly	1.709	Semi-Annual	08/16/49	USD 130,000	1,720	1,720
Receive	3-month USD-LIBOR	Quarterly	1.667	Semi-Annual	08/17/49	USD 100,000	1,621	1,621
Receive	3-month USD-LIBOR	Quarterly	1.090	Semi-Annual	06/20/52	USD 160,000	27,699	27,699
Receive	3-month USD-LIBOR	Quarterly	1.136	Semi-Annual	06/20/52	USD 160,000	25,925	25,926
Receive	3-month USD-LIBOR	Quarterly	0.881	Semi-Annual	07/12/53	USD 160,000	37,148	37,144
							$210,758	$210,700

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

At June 30, 2021, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.445%	At Termination Date	03/15/31	EUR 1,105,000	$(28,484)	$(28,484)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.464	At Termination Date	06/15/31	EUR 1,020,000	(10,552)	(10,552)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.534	At Termination Date	06/15/31	EUR 1,985,000	(1,514)	(1,514)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.537	At Termination Date	06/15/31	EUR 1,090,000	(384)	(384)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.574	At Termination Date	10/15/30	GBP 1,415,000	(41,698)	(43,170)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.510	At Termination Date	12/15/30	GBP 1,150,000	(45,164)	(45,229)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.630	At Termination Date	02/15/31	GBP 1,130,000	(27,660)	(27,660)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.746	At Termination Date	04/15/31	GBP 400,000	(1,642)	(1,642)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.670	At Termination Date	06/15/31	GBP 1,462,500	(3,648)	(3,648)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	10/15/39	GBP 2,025,000	(78,466)	(78,466)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.310	At Termination Date	01/15/40	GBP 900,000	(68,714)	(68,714)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.341	At Termination Date	01/15/40	GBP 800,000	(50,231)	(50,231)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.336	At Termination Date	11/15/40	GBP 310,000	(34,484)	(34,505)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.560	At Termination Date	03/15/41	GBP 330,000	(5,251)	(5,251)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.270	At Termination Date	10/15/44	GBP 1,560,000	(123,722)	(123,722)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.220	At Termination Date	01/15/45	GBP 700,000	(87,178)	(87,178)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.239	At Termination Date	01/15/45	GBP 600,000	(67,893)	(67,893)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.325	At Termination Date	03/01/26	USD 2,710,000	(72,226)	(72,226)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.558	At Termination Date	04/19/26	USD 1,065,000	(13,284)	(13,284)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.634	At Termination Date	06/10/26	USD 2,100,000	(7,041)	(7,041)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.499	At Termination Date	06/22/26	USD 1,050,000	(8,949)	(8,949)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.545	At Termination Date	06/24/26	USD 2,617,500	(15,012)	(15,012)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.848	At Termination Date	08/10/30	USD 780,000	(71,784)	(71,816)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.008	At Termination Date	09/04/30	USD 360,000	(25,673)	(25,688)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.949	At Termination Date	09/18/30	USD 625,000	(47,159)	(47,184)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.192	At Termination Date	12/31/30	USD 660,000	(29,765)	(29,792)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.329	At Termination Date	01/26/31	USD 650,000	(19,447)	(19,473)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.425	At Termination Date	06/15/26	EUR 1,020,000	4,494	4,494
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.498	At Termination Date	06/15/26	EUR 1,985,000	(541)	(541)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.578	At Termination Date	02/15/26	GBP 1,440,000	27,889	27,889
Receive	U.K. RPI All Items Monthly	At Termination Date	3.630	At Termination Date	06/15/26	GBP 1,462,500	5,420	5,420
Receive	U.K. RPI All Items Monthly	At Termination Date	3.384	At Termination Date	12/15/30	GBP 415,000	25,493	25,470
Receive	U.K. RPI All Items Monthly	At Termination Date	3.422	At Termination Date	01/15/31	GBP 400,000	25,154	25,142
Receive	U.K. RPI All Items Monthly	At Termination Date	3.623	At Termination Date	04/15/31	GBP 560,000	14,667	14,667

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.420%	At Termination Date	10/15/34	GBP 2,025,000	$13,830	$13,830
Receive	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	01/15/35	GBP 900,000	34,609	34,609
Receive	U.K. RPI All Items Monthly	At Termination Date	3.390	At Termination Date	01/15/35	GBP 800,000	23,653	23,653
Receive	U.K. RPI All Items Monthly	At Termination Date	3.160	At Termination Date	10/15/49	GBP 1,560,000	221,735	221,735
Receive	U.K. RPI All Items Monthly	At Termination Date	3.111	At Termination Date	01/15/50	GBP 700,000	137,316	137,316
Receive	U.K. RPI All Items Monthly	At Termination Date	3.133	At Termination Date	01/15/50	GBP 600,000	107,591	107,591
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.713	At Termination Date	08/21/22	USD 9,230,000	403,354	403,354
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260	At Termination Date	05/03/23	USD 9,000,000	87,813	87,813
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.211	At Termination Date	10/26/23	USD 2,500,000	38,932	38,932
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.957	At Termination Date	02/06/24	USD12,000,000	383,713	383,713
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.339	At Termination Date	02/17/24	USD 5,300,000	130,902	130,902
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD 3,000,000	97,371	97,371
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD 4,900,000	67,900	67,900
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD 3,500,000	113,332	113,332
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.829	At Termination Date	07/31/24	USD 600,000	24,081	24,081
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD 1,300,000	61,581	61,581
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD 7,400,000	56,380	56,380
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD 1,650,000	144,545	144,545
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.908	At Termination Date	05/24/25	USD 4,500,000	195,685	195,685
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.658	At Termination Date	06/29/25	USD 3,900,000	6,623	6,623
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.783	At Termination Date	11/04/25	USD 1,300,000	74,073	74,026
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD 1,600,000	47,574	47,574
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.300	At Termination Date	02/25/26	USD 2,790,000	78,946	78,946
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.477	At Termination Date	03/25/26	USD 1,375,000	24,743	24,743
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.534	At Termination Date	04/01/26	USD16,750,000	247,410	247,410
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.600	At Termination Date	06/17/26	USD 5,495,000	21,888	21,888
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.533	At Termination Date	06/21/26	USD ,950,000	13,579	13,579
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.853	At Termination Date	06/28/26	USD 450,000	23,001	23,001
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.249	At Termination Date	10/30/28	USD 1,195,000	25,993	25,993
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.250	At Termination Date	03/11/30	USD 360,000	47,574	47,574
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.285	At Termination Date	05/05/30	USD 4,860,000	634,820	634,820
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.983	At Termination Date	10/13/30	USD 1,430,000	98,723	98,664
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.313	At Termination Date	03/01/31	USD 2,145,000	63,905	63,905
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.468	At Termination Date	04/19/31	USD 535,000	5,871	5,871
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.520	At Termination Date	06/10/31	USD 2,100,000	(623)	(623)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.380%	At Termination Date	06/22/31	USD 1,050,000	$13,810	$13,810
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.430	At Termination Date	06/24/31	USD 2,617,500	18,812	18,812
							$2,906,596	$2,904,772

At June 30, 2021, the following OTC inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560%	At Termination Date	01/15/23	USD 10,250,000	$608,695	$—	$608,695
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD 5,500,000	330,237	—	330,237
								$938,932	$—	$938,932

At June 30, 2021, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
90-Day Eurodollar	Put	09/10/21	99.50	USD	39	9,736,350	$12,251	$49,238
90-Day Eurodollar	Put	09/10/21	99.63	USD	39	9,736,350	2,257	5,362
							$14,508	$54,600

At June 30, 2021, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
90-Day Eurodollar	Put	09/10/21	99.38	USD	39	USD 9,736,350	$7,736	$(37,537)
90-Day Eurodollar	Put	09/10/21	99.75	USD	39	USD 9,736,350	4,324	(11,944)
U.S. Treasury 10-Year Note	Put	07/23/21	130.50	USD	10	USD 1,305,000	2,800	(625)
U.S. Treasury 10-Year Note	Call	07/23/21	132.50	USD	10	USD 1,325,000	4,357	(5,313)
							$19,217	$(55,419)

At June 30, 2021, the following OTC purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Call EUR vs. Put GBP	Citibank N.A.	08/06/21	0.880	EUR	625,000	$14,122	$507
						$14,122	$507

At June 30, 2021, the following OTC purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.950%	3-month USD-LIBOR	03/12/24	USD 870,000	$39,215	$98,264
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	03/07/24	USD 874,500	40,205	100,702
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.052%	3-month USD-LIBOR	01/10/29	USD 220,000	12,430	25,401
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.083%	3-month USD-LIBOR	01/29/29	USD 220,000	12,496	25,843
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.088%	3-month USD-LIBOR	12/06/38	USD 570,000	26,505	67,274
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.492%	3-month USD-LIBOR	02/25/25	USD 550,000	28,889	16,332

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.824%	3-month USD-LIBOR	01/31/39	USD 120,000	$6,149	$12,547
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.978%	3-month USD-LIBOR	01/31/29	USD 100,000	5,780	11,081
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD 10,000	493	1,127
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.890%	3-month USD-LIBOR	04/30/25	USD 360,000	19,422	5,398
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.423%	3-month USD-LIBOR	06/05/25	USD 255,000	13,668	7,215
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	2.602%	3-month USD-LIBOR	04/07/26	USD 620,000	34,689	53,610
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.283%	3-month USD-LIBOR	06/04/25	USD 255,000	13,796	6,159
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.970%	3-month USD-LIBOR	06/24/24	USD 420,000	19,194	20,153
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	2.000%	3-month USD-LIBOR	06/28/24	USD 420,000	18,501	20,807
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.860%	3-month USD-LIBOR	02/22/39	USD 232,500	11,503	24,725
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD 200,000	9,400	22,542
Call on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.037%	3-month USD-LIBOR	01/11/29	USD 220,000	12,523	25,189
Call on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.595%	3-month USD-LIBOR	02/24/25	USD 4,800,000	25,964	26,088
Call on 1-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	1.620%	3-month USD-LIBOR	02/24/25	USD 8,780,000	48,805	49,020
Call on 5-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.200%	3-month USD-LIBOR	04/28/22	USD 3,320,000	32,503	38,030
Call on 5-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	1.525%	3-month USD-LIBOR	04/05/22	USD 1,210,000	17,636	27,165
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	1.385%	3-month USD-LIBOR	04/08/22	USD 2,360,000	35,211	40,878
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	1.100%	6-month JPY-LIBOR	06/29/22	JPY 692,890,000	94,254	79
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.250%	3-month USD-LIBOR	08/08/22	USD 960,000	22,728	9,356
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.950%	3-month USD-LIBOR	03/12/24	USD 870,000	39,215	11,439
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	03/07/24	USD 874,500	40,205	11,105
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.052%	3-month USD-LIBOR	01/10/29	USD 220,000	12,430	6,773
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.083%	3-month USD-LIBOR	01/29/29	USD 220,000	12,496	6,658
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.088%	3-month USD-LIBOR	12/06/38	USD 570,000	26,505	20,061
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.492%	3-month USD-LIBOR	02/25/25	USD 550,000	28,889	38,394
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.824%	3-month USD-LIBOR	01/31/39	USD 120,000	6,025	4,828
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.978%	3-month USD-LIBOR	01/31/29	USD 100,000	5,778	3,250
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD 10,000	461	372
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.890%	3-month USD-LIBOR	04/30/25	USD 360,000	19,422	39,637
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.423%	3-month USD-LIBOR	06/05/25	USD 255,000	13,668	19,364
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	2.602%	3-month USD-LIBOR	04/07/26	USD 620,000	34,689	20,083
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.283%	3-month USD-LIBOR	06/04/25	USD 255,000	13,795	21,500
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.970%	3-month USD-LIBOR	06/24/24	USD 420,000	19,194	17,007

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	2.000%	3-month USD-LIBOR	06/28/24	USD 420,000	$18,501	$16,563
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.250%	3-month USD-LIBOR	08/02/22	USD 950,000	25,650	9,065
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.860%	3-month USD-LIBOR	02/22/39	USD 232,500	11,503	9,179
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD 200,000	9,400	7,438
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/13/24	USD 930,000	41,811	21,784
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/20/24	USD 930,000	37,600	21,927
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	3.037%	3-month USD-LIBOR	01/11/29	USD 220,000	12,523	6,846
Put on 1-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.595%	3-month USD-LIBOR	02/24/25	USD 4,800,000	23,859	25,976
Put on 1-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	1.620%	3-month USD-LIBOR	02/24/25	USD 8,780,000	48,649	46,685
Put on 30-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.850%	3-month USD-LIBOR	05/09/22	USD 1,170,000	67,934	7,482
Put on 5-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	-0.150%	6-month EUR-EURIBOR	11/15/21	EUR 2,130,000	15,204	6,525
Put on 5-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.525%	3-month USD-LIBOR	04/05/22	USD 1,210,000	17,636	7,449
Put on 5-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	1.385%	3-month USD-LIBOR	04/08/22	USD 2,360,000	34,236	19,081
							$1,239,237	$1,161,456

At June 30, 2021, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year interest Rate Swap(3)	Barclays Bank PLC	Pay	3.050%	3-month USD-LIBOR	03/12/29	USD 700,000	$37,135	$(80,721)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.248%	3-month USD-LIBOR	01/27/22	USD 600,000	14,130	(5,426)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.438%	3-month USD-LIBOR	01/09/23	USD 870,000	28,362	(17,826)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.620%	3-month USD-LIBOR	02/18/22	USD 580,000	15,384	(14,555)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.012%	3-month USD-LIBOR	03/01/23	USD 900,000	34,290	(44,333)
Call on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.254%	3-month USD-LIBOR	12/30/22	USD 470,000	15,498	(6,800)
Call on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.521%	3-month USD-LIBOR	09/22/21	USD 990,000	13,761	(15,653)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.740%	3-month USD-LIBOR	05/02/22	USD 550,000	19,030	(1,514)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.000%	3-month USD-LIBOR	01/27/22	USD 660,000	9,042	(2,701)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.064%	3-month USD-LIBOR	10/11/22	USD 460,000	15,473	(4,142)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.233%	3-month USD-LIBOR	12/16/22	USD 427,500	13,979	(5,868)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.245%	3-month USD-LIBOR	12/16/22	USD 427,500	13,979	(6,012)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.775%	3-month USD-LIBOR	10/14/21	USD 540,000	11,570	(18,173)
Call on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.400%	3-month USD-LIBOR	06/07/22	USD 775,000	7,363	(12,752)
Call on 2-Year Interest Rate Swap(3)	Citibank N.A.	Pay	0.518%	3-month USD-LIBOR	03/03/22	USD 3,045,000	8,869	(7,172)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 2-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.508%	3-month USD-LIBOR	03/01/22	USD 5,910,000	$18,543	$(13,431)
Call on 2-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.562%	3-month USD-LIBOR	03/21/22	USD 3,045,000	10,239	(8,433)
Call on 2-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.568%	3-month USD-LIBOR	03/23/22	USD 5,960,000	19,370	(16,858)
Call on 2-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	0.405%	3-month USD-LIBOR	02/23/22	USD 4,490,000	10,978	(6,098)
Call on 2-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	0.485%	3-month USD-LIBOR	03/02/22	USD 8,890,000	25,559	(18,171)
Call on 2-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.508%	3-month USD-LIBOR	01/10/22	USD 6,630,000	19,669	(16,535)
Call on 5-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.900%	3-month USD-LIBOR	04/22/22	USD 1,660,000	8,632	(8,226)
Call on 5-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.900%	3-month USD-LIBOR	04/28/22	USD 4,990,000	22,284	(24,754)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	3.050%	3-month USD-LIBOR	03/12/29	USD 700,000	37,135	(21,834)
Put on 10-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.700%	6-month EUR-EURIBOR	05/15/23	EUR 1,070,000	28,654	(17,691)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.248%	3-month USD-LIBOR	01/27/22	USD 600,000	14,130	(21,563)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.438%	3-month USD-LIBOR	01/09/23	USD 870,000	28,362	(39,745)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.620%	3-month USD-LIBOR	02/18/22	USD 580,000	15,384	(10,384)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.012%	3-month USD-LIBOR	03/01/23	USD 900,000	34,290	(20,684)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.100%	3-month USD-LIBOR	01/06/22	USD 900,000	20,644	(4,091)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	01/10/22	USD 890,000	20,692	(3,687)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	05/09/22	USD 2,550,000	73,975	(7,054)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	08/08/22	USD 960,000	11,568	(4,106)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.250%	3-month USD-LIBOR	08/08/22	USD 960,000	5,712	(1,907)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.254%	3-month USD-LIBOR	12/30/22	USD 470,000	15,498	(26,588)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.521%	3-month USD-LIBOR	09/22/21	USD 990,000	13,761	(10,275)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.740%	3-month USD-LIBOR	05/02/22	USD 550,000	19,030	(45,223)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.064%	3-month USD-LIBOR	10/11/22	USD 460,000	15,473	(30,061)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.150%	3-month USD-LIBOR	01/10/22	USD 320,000	4,832	(13,298)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.500%	3-month USD-LIBOR	01/27/22	USD 660,000	9,042	(14,183)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	02/28/22	USD 600,000	10,950	(11,587)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	03/03/22	USD 600,000	10,680	(11,731)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.233%	3-month USD-LIBOR	12/16/22	USD 427,500	13,979	(24,461)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.245%	3-month USD-LIBOR	12/16/22	USD 427,500	13,979	(24,105)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.775%	3-month USD-LIBOR	10/14/21	USD 540,000	11,569	(2,860)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.400%	3-month USD-LIBOR	06/07/22	USD 775,000	8,680	(4,566)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.750%	3-month USD-LIBOR	08/02/22	USD 950,000	13,015	(3,951)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	3.250%	3-month USD-LIBOR	08/02/22	USD 950,000	6,222	(1,823)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.250%	3-month USD-LIBOR	08/20/24	USD 980,000	29,054	(31,284)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/13/24	USD 930,000	25,539	(13,034)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/20/24	USD 930,000	$22,714	$(13,139)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/13/24	USD 930,000	15,565	(7,926)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/20/24	USD 930,000	13,630	(7,999)
Put on 2-Year interest Rate Swap(1)	Citibank N.A.	Receive	0.518%	3-month USD-LIBOR	03/03/22	USD 3,045,000	8,869	(11,159)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	0.562%	3-month USD-LIBOR	03/21/22	USD 3,045,000	10,239	(11,154)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/01/21	EUR 1,210,000	2,499	—
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/19/21	EUR 1,240,000	2,269	—
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.050%	6-month EUR-EURIBOR	07/02/21	EUR 1,180,000	2,489	—
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR 2,780,000	3,847	(1)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR 1,570,000	2,128	(1)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.250%	6-month EUR-EURIBOR	09/03/21	EUR 5,030,000	8,276	(94)
Put on 2-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	0.500%	3-month USD-LIBOR	12/06/21	USD 2,500,000	2,000	(5,033)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.450%	3-month USD-LIBOR	12/10/21	USD 2,482,000	2,085	(6,262)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.508%	3-month USD-LIBOR	03/01/22	USD 5,910,000	18,543	(21,924)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.568%	3-month USD-LIBOR	03/23/22	USD 5,960,000	19,370	(21,679)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.750%	3-month USD-LIBOR	02/25/22	USD 4,490,000	10,566	(8,948)
Put on 2-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	0.485%	3-month USD-LIBOR	03/02/22	USD 8,890,000	25,559	(35,015)
Put on 2-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	0.508%	3-month USD-LIBOR	01/10/22	USD 6,630,000	18,640	(17,529)
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.440%	6-month EUR-EURIBOR	05/18/22	EUR 12,240,000	47,144	(18,141)
Put on 5-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.600%	3-month USD-LIBOR	09/03/21	USD 1,700,000	8,670	(34,269)
							$1,150,090	$(998,203)

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Portfolio pays the exercise rate semi-annually and receives the floating rate index semi-annually.
(3)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(4)	Portfolio pays the exercise rate annually and receives the floating rate index semi-annually.
(5)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — EU Euro

GBP — British Pound

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2021 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$507
Interest rate contracts	Investments in securities at value*	1,216,056
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	453,229
Interest rate contracts	Variation margin receivable on futures contracts**	49,333
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	4,883,313
Interest rate contracts	Unrealized appreciation on OTC swap agreements	938,932
Total Asset Derivatives		$7,541,370
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$143,906
Interest rate contracts	Variation margin payable on futures contracts**	285,174
Interest rate contracts	Variation margin payable on centrally cleared swaps**	1,767,840
Interest rate contracts	Written options, at fair value	1,053,622
Total Liability Derivatives		$3,250,542

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$—	$(25,386)	$—	$—	$—	$(25,386)
Interest rate contracts	129,150	—	1,086,972	1,342,417	238,195	2,796,734
Total	$129,150	$(25,386)	$1,086,972	$1,342,417	$238,195	$2,771,348

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(13,615)	$546,623	$—	$—	$—	$533,008
Interest rate contracts	(47,261)	—	(298,076)	2,112,504	(99,803)	1,667,364
Total	$(60,876)	$546,623	$(298,076)	$2,112,504	$(99,803)	$2,200,372

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIOAS	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2021:

	ANZ Bank	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Common- wealth Bank of Australia	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	The Bank of Montreal	Toronto Dominion Securities	UBS AG	Westpac Banking Corp.	Totals
Assets:
Purchased options	$—	$—	$449,026	$—	$88,438	$—	$183,337	$102,189	$—	$107,563	$231,410	$—	$—	$—	$—	$—	$1,161,963
Forward foreign currency contracts	1,376	4,137	2,635	—	107,741	69,320	—	—	—	14,979	8,293	74,609	1,386	1,847	164,654	2,252	453,229
OTC Interest rate swaps	—	—	—	—	938,932	—	—	—	—	—	—	—	—	—	—	—	938,932
Total Assets	$1,376	$4,137	$451,661	$—	$1,135,111		$183,337	$102,189	$—	$122,542	$239,703	$74,609	$1,386	$1,847	$164,654	$2,252	$2,484,804
Liabilities:
Forward foreign currency contracts	$33,107	$9,254	$—	$707	$60,755	$—	$—	$—	$7,308	$11,432	$219	$—	$—	$—	$21,124	$—	143,906
Written options	—	—	347,103	—	77,647	—	302,152	87,577	—	76,278	107,446	—	—	—	—	—	998,203
Total Liabilities	$33,107	$9,254	$347,103	$707	$138,402	$—	$302,152	$87,577	$7,308	$87,710	$107,665	$—	$—	$—	$21,124	$—	$1,142,109
Net OTC derivative instruments by counterparty, at fair value	$(31,731)	$(5,117)	$104,558	$(707)	$996,709	$—	$(118,815)	$14,612	$(7,308)	$34,832	$132,038	$74,609	$1,386	$1,847	$143,530	$2,252	$1,342,695
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$(950,000)	$—	$—	$—	$—	$(20,000)	$—	$—	$—	$—	$—	$—	$(970,000)
Net Exposure(1)(2)	$(31,731)	$(5,117)	$104,558	$(707)	$46,709	$—	$(118,815)	$14,612	$(7,308)	$14,832	$132,038	$74,609	$1,386	$1,847	$143,530	$2,252	$372,695

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2021, the Portfolio had pledged $30,000 in cash collateral to Goldman Sachs International. In addition, the Portfolio had received $950,000 and $20,000 in cash collateral from Citibank N.A. and JPMorgan Chase Bank N.A., respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $280,047,769.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$24,861,518
Gross Unrealized Depreciation	(3,395,617)
Net Unrealized Appreciation	$21,465,901

See Accompanying Notes to Financial Statements

VY® BRANDYWINEGLOBAL- BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Investment Type Allocation as of June 30, 2021 (as a percentage of net assets)
U.S. Treasury Obligations	48.0%
Corporate Bonds/Notes	33.4%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	4.8%
Collateralized Mortgage Obligations	0.9%
Asset-Backed Securities	0.2%
Assets in Excess of Other Liabilities*	2.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 33.4%
		Consumer, Cyclical: 5.5%
3,010,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	$3,348,824	1.0
1,400,000		General Motors Co., 6.250%, 10/02/2043	1,935,670	0.6
920,000		General Motors Co., 6.800%, 10/01/2027	1,159,525	0.3
4,605,000		General Motors Financial Co., Inc., 1.235%, (SOFRRATE + 1.200%), 11/17/2023	4,682,226	1.3
6,380,000		Marriott International, Inc./MD, 3.500%, 10/15/2032	6,785,833	1.9
1,217,000		Walgreens Boots Alliance, Inc., 4.100%, 04/15/2050	1,344,194	0.4
			19,256,272	5.5

		Energy: 11.8%
3,925,000		Apache Corp., 4.250%, 01/15/2044	3,850,661	1.1
3,910,000		Apache Corp., 4.750%, 04/15/2043	4,073,849	1.2
3,025,000		Hess Corp., 5.600%, 02/15/2041	3,781,259	1.1
6,245,000		Marathon Oil Corp., 6.600%, 10/01/2037	8,314,697	2.4
3,905,000		Occidental Petroleum Corp., 3.500%, 08/15/2029	3,924,213	1.1
6,185,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	6,052,115	1.8
720,000		Petroleos Mexicanos, 6.750%, 09/21/2047	638,107	0.2
10,195,000		Petroleos Mexicanos, 7.690%, 01/23/2050	9,825,431	2.8
445,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	433,597	0.1
			40,893,929	11.8
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: 9.2%
5,510,000	(1)	Athene Global Funding, 0.739%, (SOFRRATE + 0.700%), 05/24/2024	$5,557,221	1.6
5,635,000		Bank of Montreal, 0.726%, (SOFRRATE + 0.680%), 03/10/2023	5,688,448	1.6
7,100,000		Bank of Nova Scotia/The, 0.598%, (SOFRRATE + 0.550%), 09/15/2023	7,154,629	2.1
2,280,000	(1)	Blue Owl Finance LLC, 3.125%, 06/10/2031	2,267,599	0.6
5,095,000		Canadian Imperial Bank of Commerce, 0.850%, (SOFRRATE + 0.800%), 03/17/2023	5,146,767	1.5
2,695,000		Golub Capital BDC, Inc., 2.500%, 08/24/2026	2,711,965	0.8
3,300,000	(1)	Metropolitan Life Global Funding I, 0.590%, (SOFRRATE + 0.570%), 01/13/2023	3,320,242	1.0
			31,846,871	9.2

		Industrial: 3.2%
1,230,000		Boeing Co/The, 3.950%, 08/01/2059	1,290,423	0.4
800,000		Boeing Co/The, 5.705%, 05/01/2040	1,031,816	0.3
2,065,000		Boeing Co/The,5.805%, 05/01/2050	2,785,357	0.8
1,225,000		Boeing Co/The, 5.930%, 05/01/2060	1,694,752	0.5
4,280,000		Caterpillar Financial Services Corp., 0.185%, (SOFRRATE + 0.150%), 11/17/2022	4,281,498	1.2
			11,083,846	3.2

		Technology: 2.0%
5,885,000		Dell International LLC / EMC Corp., 5.300%, 10/01/2029	7,106,797	2.0
		Utilities: 1.7%
2,960,000	(1)	AES Corp./The, 3.950%, 07/15/2030	3,246,054	0.9
2,530,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	2,650,681	0.8
			5,896,735	1.7

		Total Corporate Bonds/Notes (Cost $107,981,534)	116,084,450	33.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.9%
1,108,444	(1),(2)	Angel Oak Mortgage Trust 2019-6 A1, 2.620%, 11/25/2059	1,115,956	0.3
501,449	(1),(2)	Angel Oak Mortgage Trust I LLC 2019-2 A1, 3.628%, 03/25/2049	507,997	0.2

See Accompanying Notes to Financial Statements

VY® BRANDYWINEGLOBAL- BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,511,044	(1),(2)	Residential Mortgage Loan Trust 2019-3 A1, 2.633%, 09/25/2059	$1,530,613	0.4

		Total Collateralized Mortgage Obligations (Cost $3,079,033)	3,154,566	0.9

U.S. TREASURY OBLIGATIONS: 48.0%
		U.S. Treasury Floating Rate Notes: 48.0%
44,710,000		0.099%, (USBMMY3M + 0.049%),01/31/2023	44,732,892	12.9
31,520,000		0.105%, (USBMMY3M + 0.055%),07/31/2022	31,540,977	9.1
63,640,000		0.105%, (USBMMY3M + 0.055%),10/31/2022	63,683,584	18.3
26,740,000		0.164%, (USBMMY3M + 0.114%),04/30/2022	26,767,002	7.7

		Total U.S. Treasury Obligations (Cost $166,647,162)	166,724,455	48.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.0%
		Federal Home Loan Bank: 5.0%
7,600,000		0.125%,03/17/2023	7,588,524	2.2
9,800,000		1.875%,07/07/2021	9,803,375	2.8
			17,391,899	5.0

		Federal Home Loan Mortgage Corporation: 2.1%(3)
7,300,000		1.125%,08/12/2021	7,309,179	2.1

		Sovereign: 2.9%
10,000,000		0.375%,05/05/2023	10,028,222	2.9

		Total U.S. Government Agency Obligations (Cost $34,730,101)	34,729,300	10.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.8%
3,089,000	(2)	Benchmark 2020-B18 C Mortgage Trust, 3.772%, 07/15/2053	3,315,327	1.0
1,520,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 1.053%, (US0001M + 0.980%), 05/15/2036	1,526,086	0.4
9,370,000	(1),(2)	FREMF 2012-K23 B Mortgage Trust, 3.782%, 10/25/2045	9,684,407	2.8
2,000,000	(2)	JPMDB Commercial Mortgage Securities Trust 2018-C8 C, 4.901%, 06/15/2051	2,224,987	0.6

		Total Commercial Mortgage-Backed Securities (Cost $16,569,805)	16,750,807	4.8
Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
720,000	(1),(2)	Towd Point Mortgage Trust 2018-3 A2, 3.875%, 05/25/2058	$783,373	0.2

		Total Asset-Backed Securities (Cost $696,043)	783,373	0.2
		Total Long-Term Investments (Cost $329,703,678)	338,226,951	97.3

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
6,625,018	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $6,625,018)	6,625,018	1.9

		Total Short-Term Investments (Cost $6,625,018)	6,625,018	1.9

		Total Investments in Securities (Cost $336,328,696)	$344,851,969	99.2
		Assets in Excess of Other Liabilities	2,833,661	0.8
		Net Assets	$347,685,630	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2021.

(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(4)	Rate shown is the 7-day yield as of June 30, 2021.
Reference Rate Abbreviations:

SOFRRATE Secured Overnight Financing Rate

US0001M 1-month LIBOR

USBMMY3M U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

VY® BRANDYWINEGLOBAL- BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$116,084,450	$—	$116,084,450
Collateralized Mortgage Obligations	—	3,154,566	—	3,154,566
Commercial Mortgage-Backed Securities	—	16,750,807	—	16,750,807
U.S. Government Agency Obligations	—	34,729,300	—	34,729,300
Asset-Backed Securities	—	783,373	—	783,373
U.S. Treasury Obligations	—	166,724,455	—	166,724,455
Short-Term Investments	6,625,018	—	—	6,625,018
Total Investments, at fair value	$6,625,018	$338,226,951	$—	$344,851,969
Liabilities Table
Other Financial Instruments+
Futures	$(873,252)	$—	$—	$(873,252)
Total Liabilities	$(873,252)	$—	$—	$(873,252)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2021, the following futures contracts were outstanding for VY® BrandywineGLOBAL- Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury Ultra Long Bond	(127)	09/21/21	$(24,471,313)	$(873,252)
			$(24,471,313)	$(873,252)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2021 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$873,252
Total Liability Derivatives		$873,252

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

VY® BRANDYWINEGLOBAL- BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$6,415,867
Total	$6,415,867

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,251,611)
Total	$(1,251,611)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $336,707,055.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,242,422
Gross Unrealized Depreciation	(970,760)
Net Unrealized Appreciation	$7,271,662

See Accompanying Notes to Financial Statements

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-VIT3AIS (0621-082321)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Insurance Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 2, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 2, 2021